Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 7 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Transactions with related parties:

1)	Composed as follows:

	Six months ended June 30,
	2024	2023
	USD in thousands

Compensations to key officers (1)	784	1,032
Compensation to directors (2)	457	578
Directors’ and Officers’ insurance	191	468
Consultant services (3)	16	95
Compensation to member of senior management of Gix Internet (4)	93	102
Eventer revenues from related parties	-	15
Jeffs’ Brands cost of revenues from related parties (5)	36	313
Jeffs’ Brands income from related parties (6)	(10)	(158)
Jeffs’ Brands royalties paid to related parties (7)	2	8
Management fees from Jeffs’ Brands included in revenues (8)	(100)	-
Royalties from Jeffs’ Brands included in revenues (9)	(10)	-
Management fees from Parazero included in revenues (10)	(60)	-

(1)	Includes granted options benefit in the aggregated amount of USD 3 thousand and USD 56 thousand for the six months period ended June 30, 2024, and 2023, respectively. Also Includes grant of RSUs in the aggregated amount of USD 31 thousand and USD 67 thousand for the six months period ended June 30, 2024, and 2023, respectively.

(2)	Includes granted options benefit in the aggregated amount of USD 6 thousand and USD 87 thousand for the six months period ended June 30, 2024, and 2023, respectively. Also Includes grant of RSUs in the aggregated amount of USD 54 thousand and USD 115 thousand for the six months period ended June 30, 2024, and 2023, respectively.

(3)	Includes consulting fees to Pure Capital who is a related party of Jeffs’ Brands.

(4)	Compensation to Cortex’s CTO, a related party of Gix Internet.

(5)	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of Jeffs’ Brands.

(6)	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of Jeffs’ Brands.

(7)	Includes royalties paid to Pure Capital who is a related party of Jeffs’ Brands.

(8)	On April 30, 2024, the Company and Jeffs’ Brands signed a consulting agreement according to which, the Company will provide Jeffs’ Brands with business consulting services in exchange of monthly management fees of USD 20 thousand.

(9)	Includes royalties the Company received from Jeffs’ Brands.

(10)	On August 1, 2024, the Company and Parazero signed a consulting agreement pursuant to which, the Company will provide Parazero with business consulting services in exchange of monthly management fees of USD 10 thousand.

2)	Indemnification, exemption and insurance for directors and officers of the Company:

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a D&O liability insurance policy covering all the Company’s directors and officers. The current policy provides limits of USD 4,000,000 in the total aggregate for all loss. The policy was placed for a period of 17 months at a premium of USD 191 thousand (for the period). It includes a deductible of USD 300,000 for each claim, other than securities related claims filed in the United States or Canada, for which the deductible is USD 1,000,000.

b.	Balances with related parties:

(1)	Current assets under related parties section:

	June 30,	December 31,
	2024	2023
	USD in thousands

Other receivables (a related party of Gix Internet)	53	53
Other receivables (a related party of Eventer)	-	6
	53	59

(2)	Current assets under loans to associates section:

	June 30,	December 31,
	2024	2023
	USD in thousands

Loan to Zig Miami 54 (note 3F)	1,533	1,545
Loan to Polyrizon	-	77
Loan to Revoltz	62	62
	1,595	1,684

(3)	Current assets under loans to others section:

	June 30,	December 31,
	2024	2023
	USD in thousands

Loan to Metagramm	268	250
Loan to Safee	-	126
	268	376

(4)	Current Liabilities:

	June 30,	December 31,
	2024	2023
	USD in thousands

Compensation to key management personnel (*)	600	681
Current liabilities to related parties of Jeffs’ Brands	-	216
Other accrued expenses to related parties of Gix Internet	4	6
Other accrued expenses to related parties of Eventer	-	6
	604	909

Loans from related parties of Viewbix Ltd. (note 3E)	121	187
Derivative warrant liability to related parties of Viewbix Inc. (note 3E)	7	-
Short-term convertible loans from related parties of Viewbix Inc. (note 3E)	44	-
Embedded derivative to related parties of Viewbix Inc. (note 3E)	134	-

*	As of June 30, 2024, these balances include compensation to key management personnel of the Company, Eventer, Gix Internet and Fuel Doctor.